30. EMPLOYEE BENEFITS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) shares
Plan covering 35% Of The Average Salary [member] | Possible Increase [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,005)
Effect on present value of obligations | shares	17,381
Plan covering 35% Of The Average Salary [member] | Possible Increase [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Plan covering 35% Of The Average Salary [member] | Possible Increase [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 120
Effect on present value of obligations | shares	1,928
Plan covering 35% Of The Average Salary [member] | Possible Increase [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 850
Effect on present value of obligations | shares	13,626
Plan covering 35% Of The Average Salary [member] | Possible Decrease [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,084
Effect on present value of obligations | shares	(16,114)
Plan covering 35% Of The Average Salary [member] | Possible Decrease [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Plan covering 35% Of The Average Salary [member] | Possible Decrease [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (120)
Effect on present value of obligations | shares	(1,928)
Plan covering 35% Of The Average Salary [member] | Possible Decrease [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	- 1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (839)
Effect on present value of obligations | shares	(13,455)
Average Salary Supplementation Plan [member] | Possible Increase [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (5,507)
Effect on present value of obligations | shares	92,456
Average Salary Supplementation Plan [member] | Possible Increase [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Average Salary Supplementation Plan [member] | Possible Increase [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 623
Effect on present value of obligations | shares	9,669
Average Salary Supplementation Plan [member] | Possible Increase [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 4,382
Effect on present value of obligations | shares	68,039
Average Salary Supplementation Plan [member] | Possible Decrease [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 5,954
Effect on present value of obligations | shares	(85,515)
Average Salary Supplementation Plan [member] | Possible Decrease [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Average Salary Supplementation Plan [member] | Possible Decrease [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (623)
Effect on present value of obligations | shares	(9,669)
Average Salary Supplementation Plan [member] | Possible Decrease [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	- 1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (4,362)
Effect on present value of obligations | shares	(67,726)
Mixed Supplementary Benefit Plan [member] | Possible Increase [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (4,758)
Effect on present value of obligations | shares	76,188
Mixed Supplementary Benefit Plan [member] | Possible Increase [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 191
Effect on present value of obligations | shares	1,079
Mixed Supplementary Benefit Plan [member] | Possible Increase [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 430
Effect on present value of obligations | shares	5,975
Mixed Supplementary Benefit Plan [member] | Possible Increase [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,562
Effect on present value of obligations | shares	22,603
Mixed Supplementary Benefit Plan [member] | Possible Decrease [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 5,309
Effect on present value of obligations | shares	(68,287)
Mixed Supplementary Benefit Plan [member] | Possible Decrease [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (181)
Effect on present value of obligations | shares	(1,030)
Mixed Supplementary Benefit Plan [member] | Possible Decrease [member] | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (430)
Effect on present value of obligations | shares	(5,975)
Mixed Supplementary Benefit Plan [member] | Possible Decrease [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Sensitivity level, year	- 1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,541)
Effect on present value of obligations | shares	(22,306)